Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Feb. 28, 2018
Registrant Name	Ultimus Managers Trust
Central Index Key	0001545440
Amendment Flag	false
Document Creation Date	Jun. 28, 2018
Document Effective Date	Jun. 28, 2018
Prospectus Date	Jun. 28, 2018